Dividends Details of dividend paid and to be approved (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Dividends [Abstract]
Dividend paid	₩ 67,328	₩ 269,308
Dividend paid per share	₩ 100	₩ 400
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	₩ 336,636
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	₩ 500